Long-Term Deposits, Equipment Prepayments, Commitments and Other (Details) - Schedule of Company’s Remaining Payment Obligations in Connection $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Company’s Remaining Payment Obligations [Line items]
Remaining payment obligation	$ 85,997
Three months ending March 31, 2024 [Member]
Schedule of Company’s Remaining Payment Obligations [Line items]
Remaining payment obligation	41,446
Three months ending June 30, 2024 [Member]
Schedule of Company’s Remaining Payment Obligations [Line items]
Remaining payment obligation	$ 44,551